Related Party Transactions - Transactions with Non-Executive Directors and Shareholders (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
R&D Collaboration
Disclosure of transactions between related parties [Line Items]
Cochlear	€ 2,050	€ 1,300
Total	2,050	1,300
Amounts outstanding at year-end	565
Consulting services
Disclosure of transactions between related parties [Line Items]
Noshaq		10
MINV SA	120	50
Man & Science SA		44
Total	120	104
Amounts outstanding at year-end	60
Board Remuneration
Disclosure of transactions between related parties [Line Items]
Medtech execs SA		9
Donald Deyo	41	12
Robert Taub	58	28
Janke Dittmer		8
Kevin Rakin	38	8
Pierre Gianello	22	8
Jan Janssen	35	8
Jurgen Hambrecht	28	9
Rita Mils	7
Total	229	90
Amounts outstanding at year-end	€ 47	€ 46